Called-up share capital - Narrative (Details) shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) vote shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		$ 9,996	$ 3,151	$ 776
Percentage of ordinary share capital repurchased		10.00%
Accrual to acquire or redeem entity's shares		$ 497	$ 0
Percentage of number of shares held in treasury		5.00%	5.20%	5.40%
Movement in shares held in treasury to ordinary share capital, percent		0.50%	0.30%	0.30%
Preference shares
Disclosure of classes of share capital [line items]
Number of shareholder votes per each 5 pounds in nominal amount held (vote) | vote		2
Percentage of the capital paid on preference shares, added to accrued and unpaid dividends		10.00%
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shareholder votes held (vote) | vote		1
Ordinary share repurchase (in shares) | shares	107,000	1,900,404	706,701	120,058
Payments to acquire or redeem entity's shares	$ 653	$ 9,996
Transaction costs for repurchase of ordinary shares		$ 54
Increase (Decrease) In Number Of Shares Outstanding, Other, Equity | shares		165,105	0	0